UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [X]; Amendment Number:  1
                                               ---
  This Amendment (Check only one.):   [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      York Capital Management Global Advisors, LLC
Address:   767 Fifth Avenue
           17th Floor
           New York, NY 10153

Form 13F File Number: 28-14350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard P. Swanson
Title:     General Counsel
Phone:     (212) 300-1300

Signature, Place, and Date of Signing:

/s/ Richard P. Swanson            New York, New York         May 16, 2013
----------------------           -------------------        -------------
     [Signature]                     [City, State]              [Date]

This Amendment Number 1 corrects the description of the filer's position in Spectra Energy Corp.

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                           ----------

Form 13F Information Table Entry Total:        89
                                           ----------

Form 13F Information Table Value Total:    $2,588,666
                                           ----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

       COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER               TITLE OF      CUSIP       VALUE     SHRS OR SH/ PUT/ INVESTMENT    OTHER         VOTING AUTHORITY
                              CLASS                  (X$1000)    PRN AMT PRN CALL DISCRETION   MANAGERS   SOLE    SHARED    NONE
7 DAYS GROUP HLDGS LTD         ADR         81783J101    5,375    400,224 SH          Sole                                    400,224
ACCURIDE CORP NEW            COM NEW       00439T206   10,780  2,000,000 SH          Sole                                  2,000,000
THE ADT CORPORATION            COM         00101J106    3,086     63,067 SH          Sole                                     63,067
ALON USA PARTNERS LP      UT LTDPART INT   02052T109   12,257  1,430,000 SH          Sole                                  1,430,000
AMERICAN INTL GROUP INC      COM NEW       026874784  263,770  6,794,705 SH          Sole                                  6,794,705
AMERISOURCEBERGEN CORP         COM         03073E105   82,398  1,601,517 SH          Sole                                  1,601,517
ANHEUSER BUSCH INBEV
  SA/NV                   SPONSORED ADR    03524A108   70,547    708,656 SH          Sole                                    708,656
AVAGO TECHNOLOGIES LTD         SHS         Y0486S104    5,018    139,772 SH          Sole                                    139,772
BEAM INC                       COM         073730103   61,950    974,969 SH          Sole                                    974,969
BROOKDALE SR LIVING INC        COM         112463104   46,333  1,661,889 SH          Sole                                  1,661,889
CANADIAN PAC RY LTD            COM         13645T100   71,831    550,554 SH          Sole                                    550,554
CBRE GROUP INC                 CL A        12504L109  160,313  6,349,033 SH          Sole                                  6,349,033
CHENIERE ENERGY INC          COM NEW       16411R208   38,549  1,376,752 SH          Sole                                  1,376,752
COMCAST CORP NEW               CL A        20030N101    2,207     52,568 SH          Sole                                     52,568
COMMONWEALTH REIT         COM SH BEN INT   203233101   47,611  2,121,683 SH          Sole                                  2,121,683
CONSTELLATION BRANDS
  INC                          CL A        21036P108   44,817    940,733 SH          Sole                                    940,733
COPART INC                     COM         217204106   14,448    421,602 SH          Sole                                    421,602
COSTAMARE INC                  SHS         Y1771G102   23,835  1,500,000 SH          Sole                                  1,500,000
CARNIVAL CORP               PAIRED CTF     143658300   64,968  1,894,102 SH          Sole                                  1,894,102
CHEMTURA CORP                COM NEW       163893209  102,584  4,747,056 SH          Sole                                  4,747,056
COMMERCIAL VEH GROUP
  INC                          COM         202608105   17,510  2,244,830 SH          Sole                                  2,244,830
DIGITALGLOBE INC             COM NEW       25389M877   77,294  2,673,611 SH          Sole                                  2,673,611
EATON CORP PLC                 SHS         G29183103    1,342     21,914 SH          Sole                                     21,914
FORTUNE BRANDS HOME &
 SEC IN                        COM         34964C106   61,878  1,653,173 SH          Sole                                  1,653,173
GENERAL ELECTRIC CO            COM         369604103    2,037     88,101 SH          Sole                                     88,101
GENERAL MTRS CO                COM         37045V100   84,095  3,022,836 SH          Sole                                  3,022,836
GEO GROUP INC                  COM         36159R103   14,407    382,972 SH          Sole                                    382,972
GIVEN IMAGING                ORD SHS       M52020100    3,452    211,160 SH          Sole                                    211,160
GILAT SATELLITE
  NETWORKS LTD               SHS NEW       M51474118   46,293  8,121,651 SH          Sole                                  8,121,651
HARTFORD FINL SVCS
  GROUP INC                    COM         416515104   99,453  3,854,778 SH          Sole                                  3,854,778
HESS CORP                      COM         42809H107  133,493  1,864,171 SH          Sole                                  1,864,171
HEINZ H J CO                   COM         423074103  343,147  4,748,119 SH          Sole                                  4,748,119
HARVEST NATURAL
  RESOURCES IN                 COM         41754V103      253     72,177 SH          Sole                                     72,177
HERTZ GLOBAL HOLDINGS
  INC                          COM         42805T105  242,565 10,896,878 SH          Sole                                 10,896,878
INGERSOLL-RAND PLC             SHS         G47791101    1,464     26,616 SH          Sole                                     26,616
INTERPUBLIC GROUP COS
  INC                          COM         460690100   29,777  2,285,285 SH          Sole                                  2,285,285
ISTAR FINL INC                 COM         45031U101   21,780  2,000,000 SH          Sole                                  2,000,000
JA SOLAR HOLDINGS CO
  LTD                    NOTE 4.500% 5/1   466090AA5   24,812    250,000 SH          Sole                                    250,000
KINDER MORGAN INC DEL    *W EXP 05/25/201  49456B119    6,536  1,271,600 SH          Sole                                  1,271,600
LIBERTY INTERACTIVE
  CORP                    LBT VENT COM A   53071M880   10,001    132,327 SH          Sole                                    132,327
LEAR CORP                    COM NEW       521865204   34,487    628,528 SH          Sole                                    628,528
LIBERTY GLOBAL INC          COM SER C      530555309   56,400    821,791 SH          Sole                                    821,791
LIBERTY GLOBAL INC          COM SER A      530555101   41,185    561,252 SH          Sole                                    561,252
LIBERTY MEDIA CORP
  DELAWARE                     CL A        531229102   91,897    823,225 SH          Sole                                    823,225
MPG OFFICE TR INC              COM         553274101    5,500  2,000,000 SH          Sole                                  2,000,000
MANITOWOC INC                  COM         563571108   91,011  4,426,589 SH          Sole                                  4,426,589
NEWS CORP                      CL A        65248E104  147,907  5,023,811 SH          Sole                                  5,023,811
NEWCASTLE INVT CORP            COM         65105M108   66,733  5,974,331 SH          Sole                                  5,974,331
NORTHSTAR RLTY FIN
  CORP                         COM         66704R100   49,663  5,238,723 SH          Sole                                  5,238,723
NOVACOPPER INC                 COM         66988K102    5,954  3,253,762 SH          Sole                                  3,253,762
OCWEN FINL CORP              COM NEW       675746309   49,006  1,292,349 SH          Sole                                  1,292,349
ORIENT-EXPRESS HOTELS
  LTD                          CL A        G67743107   31,245  3,168,866 SH          Sole                                  3,168,866
PACIFIC DRILLING SA
  LUXEMBOU                   REG SHS       L7257P106   19,892  1,969,549 SH          Sole                                  1,969,549
PPG INDS INC                   COM         693506107   28,772    214,809 SH          Sole                                    214,809
RADWARE LTD                    ORD         M81873107   36,896    977,893 SH          Sole                                    977,893
REALOGY HLDGS CORP             COM         75605Y106  270,886  5,546,405 SH          Sole                                  5,546,405
SCORPIO TANKERS INC            SHS         Y7542C106   24,414  2,737,000 SH          Sole                                  2,737,000
SIRIUS XM RADIO INC            COM         82967N108   10,458  3,395,530 SH          Sole                                  3,395,530
SPDR GOLD TRUST              GOLD SHS      78463V107   13,748     89,000 SH          Sole                                     89,000
SPECTRA ENERGY CORP            COM         847560109   84,627  2,752,087 SH          Sole                                  2,752,087
SPRINT NEXTEL CORP          COM SER 1      852061100  101,603 16,361,175 SH          Sole                                 16,361,175
SUNCOKE ENERGY INC             COM         86722A103    3,499    214,252 SH          Sole                                    214,252
SANOFI                   RIGHT 12/31/2020  80105N113    5,723  3,197,603 SH          Sole                                  3,197,603
THERMO FISHER
  SCIENTIFIC INC               COM         883556102    3,847     50,300 SH          Sole                                     50,300
TOWERS WATSON & CO             CL A        891894107   25,755    371,544 SH          Sole                                    371,544
TRIO MERGER CORP               COM         896697109      776     86,250 SH          Sole                                     86,250
TRONOX LTD                   SHS CL A      Q9235V101    1,288     65,000 SH          Sole                                     65,000
TURQUOISE HILL RES LTD         COM         900435108   24,827  3,903,583 SH          Sole                                  3,903,583
TW TELECOM INC                 COM         87311L104   33,204  1,318,155 SH          Sole                                  1,318,155
TYCO INTERNATIONAL LTD         SHS         H89128104   89,446  2,795,184 SH          Sole                                  2,795,184
UTI WORLDWIDE INC              ORD         G87210103   18,364  1,268,224 SH          Sole                                  1,268,224
UNITED RENTALS INC             COM         911363109    9,687    176,221 SH          Sole                                    176,221
VIRGIN MEDIA INC               COM         92769L101  238,651  4,873,406 SH          Sole                                  4,873,406
VISTEON CORP                 COM NEW       92839U206   79,659  1,380,575 SH          Sole                                  1,380,575
VODAFONE GROUP PLC NEW    SPONS ADR NEW    92857W209   44,905  1,581,166 SH          Sole                                  1,581,166
VULCAN MATLS CO                COM         929160109   79,957  1,546,553 SH          Sole                                  1,546,553
GRACE W R & CO DEL NEW         COM         38388F108    3,488     45,000 SH          Sole                                     45,000
YONGYE INTL INC                COM         98607B106    2,836    533,012 SH          Sole                                    533,012
BP PLC                    SPONSORED ADR     55622104   21,175    500,000 SH  CALL    Sole                                    500,000
CSX CORP                       COM         126408103   24,630  1,000,000 SH  CALL    Sole                                  1,000,000
CATERPILLAR INC DEL            COM         149123101   23,256    267,400 SH  CALL    Sole                                    267,400
MARKET VECTORS ETF TR     GOLD MINER ETF   57060U100   94,625  2,500,000 SH  CALL    Sole                                  2,500,000
OCWEN FINL CORP              COM NEW       675746309   11,376    300,000 SH  CALL    Sole                                    300,000
AGRIUM INC                     COM          8916108    42,412    435,000 SH  PUT     Sole                                    435,000
ISHARES TR                 RUSSELL 2000    464287655    6,324     29,000 SH  PUT     Sole                                     29,000
PENNEY J C INC                 COM         708160106   37,775  2,500,000 SH  PUT     Sole                                  2,500,000
SELECT SECTOR SPDR TR     SBI INT-ENERGY   81369Y506   61,069    770,000 SH  PUT     Sole                                    770,000
GENERAL MTRS CO A
  Warrants               *W EXP 07/10/201  37045V118      391     21,093 SH          Sole                                     21,093
GENERAL MTRS CO B
  Warrants               *W EXP 07/10/201  37045V126      249     21,093 SH          Sole                                     21,093